Post-employment benefits for employees (Tables)	12 Months Ended
Dec. 31, 2022
Statement [line items]
Summary of the funded and unfunded defined benefit obligation for pension and other post retirement benefit plans table
	Pension plans		Other post-employment benefit plans

(USD millions)	2022	2021	2022	2021

Benefit obligation at January 1	23 583	25 602	560	632

Current service cost	348	415	12	11

Interest cost	249	151	17	16

Past service costs and settlements	-40	63	1	-3

Administrative expenses	23	24

Remeasurement gains arising from changes in financial assumptions [1]	-5 046	-713	-94	-20

Remeasurement (gains)/losses arising from changes in demographic assumptions	-53	-377		4

Experience-related remeasurement losses/(gains)	199	531	-28	-47

Currency translation effects	-650	-865	-2	-1

Benefit payments	-1 253	-1 450	-44	-32

Contributions of employees	174	179

Effect of acquisitions, divestments or transfers	-1	23

Benefit obligation at December 31	17 533	23 583	422	560

Fair value of plan assets at January 1	22 420	22 317	73	89

Interest income	220	105	2	2

Return on plan assets excluding interest income	-2 500	1 512	-12	7

Currency translation effects	-539	-726

Novartis Group contributions	424	490	41	7

Contributions of employees	174	179

Settlements	-1	-7

Benefit payments	-1 253	-1 450	-44	-32

Effect of acquisitions, divestments or transfers

Fair value of plan assets at December 31	18 945	22 420	60	73

Funded status	1 412	-1 163	-362	-487

Limitation on recognition of fund surplus at January 1	-62	-51

Change in limitation on recognition of fund surplus	-2 504	-16

Currency translation effects	-76	6

Interest income on limitation of fund surplus	-2	-1

Limitation on recognition of fund surplus at December 31 [2]	-2 644	-62

Net liability in the balance sheet at December 31	-1 232	-1 225	-362	-487

[1] The remeasurement gains arising from changes in financial assumptions is driven mainly by changes in the actuarial discount rates used to determine the benefit obligation.
[2] As of December 31, 2022, the most significant pension plans where the asset ceiling was required to be applied were in Switzerland and amounted to USD 2 587 million.

Reconciliation of the net liability table
	Pension plans		Other post-employment benefit plans

(USD millions)	2022	2021	2022	2021

Net liability at January 1	-1 225	-3 336	-487	-543

Current service cost	-348	-415	-12	-11

Net interest expense	-31	-47	-15	-14

Administrative expenses	-23	-24

Past service costs and settlements	39	-70	-1	3

Remeasurements	2 400	2 071	110	70

Currency translation effects	35	145	2	1

Novartis Group contributions	424	490	41	7

Effect of acquisitions, divestments or transfers	1	-23

Change in limitation on recognition of fund surplus	-2 504	-16

Net liability at December 31	-1 232	-1 225	-362	-487

Amounts recognized in the consolidated balance sheet

Prepaid benefit cost	491	1 415

Accrued benefit liability	-1 723	-2 640	-362	-487

Principal weighted average actuarial assumptions
	Pension plans			Other post-employment benefit plans

	2022	2021	2020	2022	2021	2020

Weighted average assumptions used to determine benefit obligations at December 31
Discount rate	3.0%	0.9%	0.6%	6.3%	3.3%	2.9%

Expected rate of pension increase	0.4%	0.5%	0.3%

Expected rate of salary increase	2.9%	2.7%	2.7%

Interest on savings account	2.2%	0.5%	0.1%

Current average life expectancy for a 65-year-old male in years	22	22	22	21	21	21

Current average life expectancy for a 65-year-old female in years	24	24	24	23	23	23

The sensitivity of the defined benefit pension obligation to the principal actuarial assumptions
(USD millions)	Change in 2022 year-end defined benefit pension obligation	Change in 2021 year-end defined benefit pension obligation

25 basis point increase in discount rate	-466	-790

25 basis point decrease in discount rate	491	839

One-year increase in life expectancy	535	869

25 basis point increase in rate of pension increase	316	512

25 basis point decrease in rate of pension increase	-63	-136

25 basis point increase of interest on savings account	38	58

25 basis point decrease of interest on savings account	-37	-58

25 basis point increase in rate of salary increase	37	54

25 basis point decrease in rate of salary increase	-37	-54

The healthcare cost trend rate assumptions used for other post-employment benefits
	2022	2021	2020

Healthcare cost trend rate assumed for next year	6.5%	6.0%	6.3%

Rate to which the cost trend rate is assumed to decline	4.5%	4.5%	4.5%

Year that the rate reaches the ultimate trend rate	2031	2028	2028

The weighted average plan asset allocation of funded defined benefit pension plans
	Pension plans

(as a percentage)	Long-term target minimum	Long-term target maximum	2022	2021

Equity securities	15	40	24	27

Debt securities	20	60	31	33

Real estate	5	30	21	19

Alternative investments	0	20	18	15

Cash and other investments	0	15	6	6

Total			100	100

Asset allocation, investments in shares of Novartis AG
	December 31, 2022	December 31, 2021

Investment in shares of Novartis AG

Number of shares (in millions)	2.3	2.3

Market value (in USD billions)	0.2	0.2

The expected future cash flows in respect of pension and other post- employment benefit plans
(USD millions)	Pension plans	Other post- employment benefit plans

Novartis Group contributions

2023 (estimated)	397	38

Expected future benefit payments

2023	1 268	38

2024	1 441	38

2025	1 128	38

2026	1 114	38

2027	1 099	38

2028–2032	5 310	171

Defined contribution plans
(USD millions)	2022	2021	2020

Contributions for defined contribution plans	520	523	501

The Group’s total personnel costs amounted to USD 14.9 billion in 2022.
Pension plans
Statement [line items]
Breakdown of defined benefit obligation for pension plans and other post-employment benefit
	2022				2021

(USD millions)	Switzerland	United States	Rest of the world	Total	Switzerland	United States	Rest of the world	Total

Benefit obligation at December 31	11 824	2 746	2 963	17 533	15 268	3 645	4 670	23 583

Thereof unfunded		556	363	919		688	439	1 127

By type of member

Active	4 799	431	931	6 161	6 478	620	1 412	8 510

Deferred pensioners		830	861	1 691		1 208	1 730	2 938

Pensioners	7 025	1 485	1 171	9 681	8 790	1 817	1 528	12 135

Fair value of plan assets at December 31	14 701	1 978	2 266	18 945	16 436	2 551	3 433	22 420

Funded status	2 877	-768	-697	1 412	1 168	-1 094	-1 237	-1 163

Other post-employment benefit plans
Statement [line items]
Breakdown of defined benefit obligation for pension plans and other post-employment benefit
	2022			2021

(USD millions)	United States	Rest of the world	Total	United States	Rest of the world	Total

Benefit obligation at December 31	346	76	422	473	87	560

Thereof unfunded	286	76	362	400	87	487

By type of member

Active	30	18	48	60	23	83

Deferred pensioners	8	0	8	13	0	13

Pensioners	308	58	366	400	64	464

Fair value of plan assets at December 31	60	0	60	73	0	73

Funded status	-286	-76	-362	-400	-87	-487